SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS
NOTE U - SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED)

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands, except per share amounts)

2014
Total interest income	$8,447	$8,574	$9,688	$9,662
Total interest expense	623	726	833	791
Net interest income	7,824	7,848	8,855	8,871
Provision for loan losses	358	277	631	152
Net interest income after provision for loan losses	7,466	7,571	8,224	8,719
Total non-interest income	1,672	2,055	2,021	2,055
Total non-interest expense	7,227	7,384	8,071	8,051
Income tax expense	484	629	641	682
Net income	1,427	1,613	1,533	2,041
Preferred dividends and stock accretion	106	86	85	86

Net income applicable to common stockholders	$1,321	$1,527	$1,448	$1,955
Per common share:
Net income, basic	$.26	$.30	$.27	$.37
Net income, diluted	.25	.29	.27	.36
Cash dividends declared	.0375	.0375	.0375	.0375

2013
Total interest income	$6,650	$7,609	$8,648	$8,411
Total interest expense	759	823	690	645
Net interest income	5,891	6,786	7,958	7,766
Provision for loan losses	311	349	360	59
Net interest income after provision for loan losses	5,580	6,437	7,598	7,707
Total non-interest income	1,930	1,890	1,592	1,671
Total non-interest expense	5,979	7,245	7,630	7,308
Income tax expense	306	270	456	572
Net income	1,225	812	1,104	1,498
Preferred dividends and stock accretion	106	106	106	106
Net income applicable to common Stockholders	$1,119	$706	$998	$1,392
Per common share:
Net income, basic	$.36	$.18	$.20	$.27
Net income, diluted	.35	.18	.19	.27
Cash dividends declared	.0375	.0375	.0375	.0375